Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018		Mar. 31, 2018	Sep. 30, 2017	[4]	Mar. 31, 2017
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 977,250		¥ 1,036,026
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	277,506		295,097
Recorded loan balance, Total	[1],[3]	1,254,756		1,331,123
Unpaid principal balance	[1]	1,394,377		1,476,922
Related allowance for credit losses	[1]	386,709		494,326
Accrual TDRs included in impaired loans		653,772	[4]	670,255	¥ 711,238		¥ 819,819
Impaired loans held for sales		1,946		61
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		525,746		536,748
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		7,621		7,837
Recorded loan balance, Total	[3]	7,621		7,837
Unpaid principal balance		14,920		15,470
Related allowance for credit losses		5,679		4,324
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		585,995		626,469
Recorded loan balance, Not requiring an allowance for credit losses	[2]	191,468		188,984
Recorded loan balance, Total	[3]	777,463		815,453
Unpaid principal balance		834,391		875,795
Related allowance for credit losses		240,718		331,851
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		351,225		361,268
Recorded loan balance, Not requiring an allowance for credit losses	[2]	36,331		36,566
Recorded loan balance, Total	[3]	387,556		397,834
Unpaid principal balance		397,682		408,124
Related allowance for credit losses		88,726		166,098
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		8,117		10,936
Recorded loan balance, Not requiring an allowance for credit losses	[2]	6,563		7,172
Recorded loan balance, Total	[3]	14,680		18,108
Unpaid principal balance		15,238		18,490
Related allowance for credit losses		6,355		7,921
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		24,030		43,553
Recorded loan balance, Not requiring an allowance for credit losses	[2]	32,229		23,053
Recorded loan balance, Total	[3]	56,259		66,606
Unpaid principal balance		61,461		71,809
Related allowance for credit losses		7,386		10,665
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		33,550		38,097
Recorded loan balance, Not requiring an allowance for credit losses	[2]	15,285		16,600
Recorded loan balance, Total	[3]	48,835		54,697
Unpaid principal balance		52,350		59,335
Related allowance for credit losses		23,329		25,890
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		126,183		128,661
Recorded loan balance, Not requiring an allowance for credit losses	[2]	46,559		49,628
Recorded loan balance, Total	[3]	172,742		178,289
Unpaid principal balance		183,688		189,404
Related allowance for credit losses		89,851		94,832
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		1,771		1,125
Recorded loan balance, Not requiring an allowance for credit losses	[2]	25		26
Recorded loan balance, Total	[3]	1,796		1,151
Unpaid principal balance		1,796		1,151
Related allowance for credit losses		1,583		972
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		17,373		18,782
Recorded loan balance, Not requiring an allowance for credit losses	[2]	7,701		7,852
Recorded loan balance, Total	[3]	25,074		26,634
Unpaid principal balance		26,641		28,082
Related allowance for credit losses		15,141		16,041
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		13,004		12,978
Recorded loan balance, Not requiring an allowance for credit losses	[2]	35,894		34,282
Recorded loan balance, Total	[3]	48,898		47,260
Unpaid principal balance		67,095		67,525
Related allowance for credit losses		5,376		5,350
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		10,742		11,069
Recorded loan balance, Not requiring an allowance for credit losses	[2]	10,881		13,805
Recorded loan balance, Total	[3]	21,623		24,874
Unpaid principal balance		28,440		31,875
Related allowance for credit losses		2,971		4,082
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		124,631		122,243
Recorded loan balance, Not requiring an allowance for credit losses	[2]	23,959		40,249
Recorded loan balance, Total	[3]	148,590		162,492
Unpaid principal balance		169,822		190,518
Related allowance for credit losses		69,774		82,855
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		99,610		105,089
Recorded loan balance, Not requiring an allowance for credit losses	[2]	6,865		6,261
Recorded loan balance, Total	[3]	106,475		111,350
Unpaid principal balance		128,263		134,777
Related allowance for credit losses		14,488		16,928
Accrual TDRs included in impaired loans		36,915		40,734
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		65,783		66,964
Recorded loan balance, Not requiring an allowance for credit losses	[2]	391		388
Recorded loan balance, Total	[3]	66,174		67,352
Unpaid principal balance		73,590		74,840
Related allowance for credit losses		21,686		21,223
Accrual TDRs included in impaired loans		27,377		28,541
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		39,445		48,895
Recorded loan balance, Not requiring an allowance for credit losses	[2]	28,533		33,650
Recorded loan balance, Total	[3]	67,978		82,545
Unpaid principal balance		85,520		94,565
Related allowance for credit losses		6,464		7,743
Accrual TDRs included in impaired loans		37,281		39,333
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		54,165		58,529
Recorded loan balance, Not requiring an allowance for credit losses	[2]	26,290		25,565
Recorded loan balance, Total	[3]	80,455		84,094
Unpaid principal balance		87,871		90,957
Related allowance for credit losses		27,900		29,402
Accrual TDRs included in impaired loans		¥ 26,453		¥ 24,899

[1]	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥61 million and ¥1,946 million at March 31, 2018 and September 30, 2018, respectively.
[2]	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans' original effective interest rate, loans' observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
[3]	Included in impaired loans at March 31, 2018 and September 30, 2018 are accrual TDRs as follows: ¥536,748 million and ¥525,746 million-Commercial; ¥40,734 million and ¥36,915 million-Residential; ¥28,541 million and ¥27,377 million-Card; ¥39,333 million and ¥37,281 million-MUFG Americas Holdings; and ¥24,899 million and ¥26,453 million-Krungsri, respectively.
[4]	For the six months ended September 30, 2017, lease receivables of ¥880 million and ¥70 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,644 million and ¥628 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2017. For the six months ended September 30, 2018, lease receivables of ¥538 million and ¥50 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,642 million and ¥1,135 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2018.